Variable Interest Entity (“VIE”) (Tables)	6 Months Ended
Jun. 30, 2025
Variable Interest Entity (“VIE”) [Abstract]
Schedule of Condensed Balance Sheet

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	USD
Current assets	44,242,131	115,997,202	16,203,895
Property and equipment, net	125,356,649	58,051,212	8,109,297
Other noncurrent assets	10,132,185	10,132,185	1,415,386
Total assets	179,730,965	184,180,599	25,728,578
Total liabilities	(616,896,870)	(614,001,296)	(85,771,142)
Net assets	(437,165,905)	(429,820,697)	(60,042,564)

	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	USD
Current liabilities:
Accounts payable	9,252,203	7,905,586	1,104,348
Deferred revenues	204,494	135,467	18,924
Other payables and accrued liabilities	18,773,301	18,007,280	2,515,475
Taxes payable	8,970,615	6,510,891	909,520
Third-party loan	186,932,179	186,932,179	26,112,952
Intercompany payable*	370,159,196	371,905,011	51,952,199
Total current liabilities	594,291,988	591,396,414	82,613,418
Non-current shareholder loan	22,604,882	22,604,882	3,157,724
Total liabilities	616,896,870	614,001,296	85,771,142

*	Intercompany balances will be eliminated upon consolidation.

Schedule of Condensed Income Statement

The summarized operating results of the VIE’s are as follows:

	For the	For the	For the
	six months ended	six months ended	six months ended
	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	USD
Operating revenues	2,779,482	128,728	17,982
Gross profit	(210,922)	128,728	17,982
Loss from operations	(285,922,484)	(1,439,606)	(201,102)
Net (loss) income	(286,436,377)	7,141,269	997,579

Schedule of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:

	For the	For the	For the
	six months ended	six months ended	six months ended
	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	USD
Cash and cash equivalents	6,162,765	32,811,927	4,583,568
Total cash and cash equivalents	6,162,765	32,811,927	4,583,568